LEASE AND OTHER RECEIVABLES, NET - SCHEDULE OF CREDIT LOSS ALLOWANCE PROVISION FOR LEASE RECEIVABLES AND TENANT NOTES RECEIVABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 946,006	$ 2,772,977	$ 1,356,738
Adjustments in expected credit loss allowance recognized in profit or loss during the year	(75,152)	(87,723)	1,470,990
Receivables written-off during the year as uncollectible	0	(1,739,248)	(54,751)
Ending balance	870,854	946,006	2,772,977
Lease Receivables
IfrsStatementLineItems [Line Items]
Beginning balance	831,805	2,646,337	1,294,649
Adjustments in expected credit loss allowance recognized in profit or loss during the year	1,165	(81,017)	1,406,439
Receivables written-off during the year as uncollectible	0	(1,733,515)	(54,751)
Ending balance	832,970	831,805	2,646,337
Tenant Notes Receivable
IfrsStatementLineItems [Line Items]
Beginning balance	114,201	126,640	62,089
Adjustments in expected credit loss allowance recognized in profit or loss during the year	(76,317)	(6,706)	64,551
Receivables written-off during the year as uncollectible	0	(5,733)	0
Ending balance	$ 37,884	$ 114,201	$ 126,640